UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549



FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2



1.      Name and address of issuer:



                        Fundamental Fixed Income Fund

                        90 Washington Street

                        New York, New York  10006



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
list series or classes):        [X]

3.      Investment Company Act File Number:             811-5063

        Securities Act File Number:                             33-12738



4(a).   Last day of fiscal year for which this Form is filed:



                                        December 31, 1997



4(b).   [  ] Check box if this Form is being filed late (i.e.,
more than 90 calendar days after the end of the issuer's fiscal
year).  (See Instruction A.2.)          N/A



        Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c).   [  ] Check box if this is the last time the issuer will be
filing this Form.               N/A



5.      Calculation of registration fee:



        (i)     Aggregate sale price of

                securities sold during the

                fiscal year pursuant to section

                24(f):                                         $2,589,365,758

        (ii)    Aggregate price of securities

                redeemed or repurchased

                during the fiscal year:

                                                 $2,583,502,810



        (iii)   Aggregate price of securities

                redeemed or repurchased

                during any prior fiscal year

                ending no earlier than

                October 11, 1995 that were

                not previously used to reduce

                registration fees payable to



                the Commission:

                                               $ 12,129,117

        (iv)    Total available redemption

                credits [add Items 5(ii) and

                5(iii)]:                                       $2,595,631,927

        (v)     Net sales - if Item 5(i)

                is greater than (iv)

                [subtract Item 5(iv)

                from Item 5(i)]:                                $         0

        (vi)    Redemption credits available

                for use in future years

                - if Item 5(i) is less than

                Item 5(iv) [Subtract Item

                5(iv) from Item 5(i)]:

                                              $6,266,169

        (vii)   Multiplier for determining

                registration fee (See

                Instruction C.9):

                                                          X           0.0295%

        (viii)Registration fee due

                [Multiply Item 5(v) by Item

                5(vii)] (enter "0" if no fee

                is due):

                                                                  =$         0



6.      Prepaid Shares



        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24e-2 as in effect before October
11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : ___________.





7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                    +       $              N/A



8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                          =       $         0







9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A



                Method of Delivery:



                [  ]    Wire Transfer (CIK# 0000811668)



                [  ]    Mail or other means







SIGNATURES



This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.





By  (Signature and Title) *

                                      /s/ Vincent J. Malanga
                                      Vincent J. Malanga, President





Date    March 31, 1998



        *Please print the name and title of the signing officer below the signature.